Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock Disciplined International Fund
(the “Fund”)

Supplement dated December 21, 2016 to the Summary Prospectus and the Prospectus of the Fund, each dated April 29, 2016, and the Statement of Additional Information (“SAI”)
of the Fund, dated April 29, 2016 (as amended October 20, 2016)

On December 15, 2016, the Board of Trustees of BlackRock Funds III approved a change in the name of the Fund to “BlackRock Advantage International Fund.” This change is expected to become effective on or about February 15, 2017.

Effective on or about February 15, 2017, the following change is made to the Fund’s Summary Prospectus, Prospectus and SAI:

BlackRock Disciplined International Fund is renamed BlackRock Advantage International Fund.

BlackRock Disciplined International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III
BlackRock Disciplined International Fund
(the “Fund”)

Supplement dated December 21, 2016 to the Summary Prospectus and the Prospectus of the Fund, each dated April 29, 2016, and the Statement of Additional Information (“SAI”)
of the Fund, dated April 29, 2016 (as amended October 20, 2016)

On December 15, 2016, the Board of Trustees of BlackRock Funds III approved a change in the name of the Fund to “BlackRock Advantage International Fund.” This change is expected to become effective on or about February 15, 2017.

Effective on or about February 15, 2017, the following change is made to the Fund’s Summary Prospectus, Prospectus and SAI:

BlackRock Disciplined International Fund is renamed BlackRock Advantage International Fund.